Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan
Note 1 - Description of the Plan
The following description of the Southwest Gas Corporation Employees’ Investment Plan (the “Plan”), as amended, provides general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a voluntary defined contribution plan covering all employees of Southwest Gas Corporation (the “Company”). However, references within these disclosures to “Company Stock” or “Company Common Stock” relate to stock of the Company's parent entity, Southwest Gas Holdings, Inc., the ticker symbol for which is “SWX.” The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Its assets invested in Company stock (consisting of (i) Company matching contributions and (ii) participant deferrals) are designated as an Employee Stock Ownership Plan (“ESOP”). New employees are automatically enrolled in the Plan after 30 days unless they elect not to participate. The Plan is for the benefit of employees of the Company.
The ESOP invests primarily in qualifying employer securities. The non-ESOP portion of the Plan is a profit-sharing plan that is qualified under Internal Revenue Code (“IRC”) Sections 401(a) and 401(k). The ESOP portion of the Plan is a stock bonus plan and an employee stock ownership plan that is qualified under IRC Sections 401(a) and 4975(e)(7) and described in ERISA Section 407(d)(6). The profit-sharing plan and the ESOP together compose a single plan under Treasury Regulation Section 1.414(1)-1(b)(1). The Plan satisfies the requirements of ERISA and the trust fund maintained under the Plan is tax-exempt under IRC Section 501(a).
In January 2022, the Plan was amended with respect to employees hired or re-hired on or after January 1, 2022, who will participate in enhanced benefits under the Plan rather than in a separate defined benefit retirement plan. Enhanced benefits under the Plan are discussed below. The change is not applicable to employees hired on or before December 31, 2021.
Contributions
Participants may contribute from 2% to 75% of their annual base wages. However, contributions may not exceed amounts promulgated by the IRC. For participants hired prior to January 1, 2022, the Company contributes to the Plan an amount equal to 50% of a participant’s contribution. The Company’s maximum contribution in this case is 3.5% of a participant’s annual base compensation as defined in the Plan document. For participants hired on or after January 1, 2022, the Company makes a 3% non-elective contribution (effective upon hire), plus a matching contribution (dollar-for-dollar) for every dollar saved up to 7% of eligible compensation, bringing the maximum Company contribution up to 10% as defined in the Plan. Deferral percentages elected by participants are also applied to overtime earnings; however, deferral of such earnings is not matched by the Company. Roth contributions are eligible for Company matching contributions.
The SECURE 2.0 Act of 2022 (“SECURE 2.0”), enacted in 2023, includes provisions that affect tax‑qualified retirement plans. Certain provisions of SECURE 2.0 were effective in 2023, whereas other provisions are effective for 2024 or later years. Furthermore, many provisions are optional, including some that the Plan may adopt, while others it will not adopt.
Under current law, the Plan may permit qualified birth or adoption distributions of up to $5,000, as described in Code Section 72(t)(2)(H), and may permit qualified disaster recovery distributions of up to $22,000 for individuals affected by federally declared disasters, in each case subject to applicable Internal Revenue Service limitations and requirements.
Under current law, employees aged 50 or older are permitted to make catch-up contributions of $7,500 in excess of otherwise applicable annual limits. Starting in 2025, SECURE 2.0 allows for an additional “tier” of catch-up contributions for individuals who are ages 60 to 63. Such individuals will have a limit for 2025 and 2026 of $11,250, which is the greater of $10,000 or 150% of the regular catch-up amount, whichever is greater for the applicable year. The increased amounts are indexed for inflation after 2025.
As part of SECURE 2.0, beginning in 2026, catch-up contributions made by participants age 50 or older whose prior-year wages exceed the applicable IRS threshold must be made on a Roth basis. The SECURE 2.0 Act originally established the threshold at $145,000 per year (as indexed). In Notice 2023-62, the Internal Revenue Service (“IRS”) provided an administrative transition period delaying this requirement until January 1, 2026. Subsequently, in Notice 2025-67, the IRS increased the applicable wage threshold for 2026 to $150,000 per year.
Participants’ Accounts
Each participant account is credited with the participant’s contribution and amounts contributed by the Company. Participant and Company contributions are invested in the various funds according to the direction of the participant.
Vesting
Participants are immediately vested in their voluntary contributions plus actual earnings thereon. Vesting in the contributions made by the Company and in the earnings thereon is based on years of continuous service. Participants are fully vested in dividends paid in the Southwest Gas Stock Fund (“Southwest Gas Stock Fund”) without regard to whether the participant is vested in the Company Common Stock with respect to which the dividend is paid. The following table shows the vesting schedule of Company contributions and the earnings thereon (other than dividends on the Southwest Gas Stock Fund).

Vested
Years of Service	Percentage
One but less than two	20
Two but less than three	40
Three but less than four	60
Four but less than five	80
Five and over	100

In the event of death, attainment of age 65, total disability of a participant, or Plan termination, Company contributions become fully vested irrespective of the years of service.     Forfeitures as a result of a participant’s termination prior to vesting, that are not utilized to restore prior benefits or to pay benefits to previously unlocated participants and beneficiaries, are reallocated to the remaining participants on a quarterly basis based on the employer contribution ratio. For the years ended December 31, 2025 and 2024, forfeitures of non-vested accounts reallocated to participants were approximately $447,000 and $293,000, respectively.
Notes Receivable from Participants (Participant Loans)
The Plan provides that participants may borrow against the contribution and rollover balances in their accounts, subject to certain limitations specified in the Plan. Funds for loans are obtained through the liquidation of participants’ investment accounts. Payments on the loans include interest at a rate that approximates the prime rate, plus 2%. At December 31, 2025, all outstanding loans had annual interest rates ranging from 5.25% to 10.50%, maturing through 2030. Principal and interest payments on participant loans are credited to participant contribution and rollover accounts in the same ratio as ongoing investment elections. The maximum repayment period for participant loans is five years.
Payment of Benefits
If a participant terminates employment with the Company as a result of retirement, death, or permanent and total disability, such participant, or designated beneficiary in the case of participant death, will be entitled to receive an amount equal to the value of their account as soon as practicable following termination of employment. Distributions from the Southwest Gas Stock Fund will be made in Company Common Stock plus cash in lieu of fractional shares. A participant may apply to the Company’s Benefits Committee (the “Committee”) to request a single lump sum payment in cash for the value of Company Common Stock otherwise distributable to the participant. Lump sum distributions from other funds will be paid in cash.
Under existing provisions of the Plan, or those applicable from SECURE 2.0, distributions under the Plan will begin as soon as practicable, but no later than April 1 following the end of the Plan year in which the participant attains age 72 (70-1/2 if you reach age 70-1/2 before January 1, 2020) or terminates employment (if occurring after age 72). SECURE 2.0 increases the required minimum distribution age to 73 (for individuals born between 1951 and 1959) and age 75 (for individuals who attain age 74 after December 31, 2032). If the participant’s vested account balance is less than $5,000, the participant may request a lump-sum distribution or direct that the amount be rolled over into an Individual Retirement Account (“IRA”). If no election is made and the balance does not exceed $1,000, it will be distributed to the participant. If no election is made and the balance is greater than $1,000 but does not exceed $5,000, it will be rolled over to an IRA, designated by the Committee, for the benefit of the participant. If the participant’s vested account balance is greater than $5,000, the participant may remain in the Plan, receive a lump-
sum distribution, or roll over the account into an IRA in 2024 or a later Plan year. SECURE 2.0 provides that the Plan may be amended to increase the $5,000 limit to $7,000. In this case, a participant who is terminated and does not elect to take a distribution will continue to receive their share of investment income on all vested portions of their account until electing to receive distributions from the Plan. SECURE 2.0 eliminates the pre-death distribution requirement for Roth accounts in employer plans for taxable years beginning after December 31, 2023. However, this change does not apply to distributions that are required with respect to years beginning before January 1, 2024, but are permitted to be paid on or after such date. Beneficiaries of a participant have no more than five years after the participant’s death to request payment.
    A participant or surviving spouse, if the designated beneficiary, is permitted to make partial withdrawals as long as minimum distribution requirements are met.
Plan Expenses
Plan-related expenses and any other costs of administering the Plan will be paid with funds from the Plan unless paid by the Company at its discretion. The Company paid all administrative Plan expenses, except loan origination and maintenance fees, during 2025. Loan origination and maintenance fees paid by Plan participants for the year ended December 31, 2025 were $297,582.
Other Income
The Plan participates in Fidelity’s revenue credit program, which allows the Plan sponsor to apply credits received to pay for ERISA qualified expenses and/or allocate credits to participants on a pro rata basis. The pro rata allocation is based on the ratio of each participant’s average daily balance in a fund during the quarter to the total average daily balances for all participants in such fund during the quarter. These revenue credits qualify as party-in-interest transactions for which a statutory exemption exists.
Plan Administration
The Committee is the administrator for all activities of the Plan. Fidelity Management Trust Company acts as the Trustee and Fidelity Investments Institutional Operations Company performs all recordkeeping of the Plan.